Schedule of Investments (unaudited) April 30, 2021	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 4.1%
Amgen Inc.	289	$69,256
Bio-Rad Laboratories Inc., Class A(a)	150	94,520
Exact Sciences Corp.(a)	1,489	196,280
Guardant Health Inc.(a)	704	111,922
Illumina Inc.(a)	1,560	612,830
Myriad Genetics Inc.(a)	690	20,852
NeoGenomics Inc.(a)	1,108	54,281
Pacific Biosciences of California Inc.(a)	1,066	31,820
Twist Bioscience Corp.(a)	239	32,071
Veracyte Inc.(a)	525	26,119

		1,249,951

Commercial Services — 0.4%
AMN Healthcare Services Inc.(a)	376	29,817
Bright Horizons Family Solutions Inc.(a)	240	34,759
Grand Canyon Education Inc.(a)	227	24,582
Progyny Inc.(a)	394	22,423
R1 RCM Inc.(a)	732	19,969
Strategic Education Inc.	75	5,629

		137,179

Computers — 0.1%
MAXIMUS Inc.	319	29,233

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	269	35,430

Electronics — 1.0%
Agilent Technologies Inc.	1,668	222,911
OSI Systems Inc.(a)	81	7,822
Waters Corp.(a)	271	81,265

		311,998

Environmental Control — 0.1%
Stericycle Inc.(a)	209	15,943

Food Service — 0.1%
Healthcare Services Group Inc.	539	16,143

Health Care - Products — 47.7%
10X Genomics Inc., Class A(a)	196	38,769
Abbott Laboratories	20,521	2,464,162
ABIOMED Inc.(a)	465	149,139
Adaptive Biotechnologies Corp.(a)	436	18,138
Align Technology Inc.(a)	318	189,379
AngioDynamics Inc.(a)	360	8,748
AtriCure Inc.(a)	360	27,745
Avanos Medical Inc.(a)	300	12,963
Avantor Inc.(a)	1,665	53,347
Axogen Inc.(a)	165	3,089
Baxter International Inc.	2,820	241,646
Bio-Techne Corp.	253	108,155
Boston Scientific Corp.(a)	15,978	696,641
Bruker Corp.	570	39,056
Cantel Medical Corp.(a)	176	15,472
Cardiovascular Systems Inc.(a)(b)	315	12,701
CareDx Inc.(a)	407	32,181
Cooper Companies Inc. (The)	495	203,391
Cutera Inc.(a)	105	3,153
Danaher Corp.	4,743	1,204,437
DENTSPLY SIRONA Inc.	1,259	84,995
Edwards Lifesciences Corp.(a)	7,245	692,042

Security	Shares	Value

Health Care - Products (continued)
Envista Holdings Corp.(a)	852	$36,875
Glaukos Corp.(a)	210	19,774
Globus Medical Inc., Class A(a)	885	63,516
Haemonetics Corp.(a)	360	24,214
Hill-Rom Holdings Inc.	542	59,739
Hologic Inc.(a)	2,232	146,308
ICU Medical Inc.(a)	150	31,240
IDEXX Laboratories Inc.(a)	597	327,747
Inspire Medical Systems Inc.(a)	272	64,415
Insulet Corp.(a)(b)	720	212,558
Integer Holdings Corp.(a)	225	21,123
Integra LifeSciences Holdings Corp.(a)	630	46,670
Intersect ENT Inc.(a)	165	3,599
Intuitive Surgical Inc.(a)	1,316	1,138,340
iRhythm Technologies Inc.(a)	282	21,956
LeMaitre Vascular Inc.	165	8,658
LivaNova PLC(a)	446	37,852
Luminex Corp.	345	12,658
Masimo Corp.(a)	555	129,132
Medtronic PLC	14,628	1,915,098
Merit Medical Systems Inc.(a)	510	32,436
NanoString Technologies Inc.(a)	342	27,247
Natera Inc.(a)	779	85,706
Neogen Corp.(a)	135	12,961
Nevro Corp.(a)	240	41,474
Novocure Ltd.(a)	513	104,703
NuVasive Inc.(a)	540	38,583
Omnicell Inc.(a)	299	43,361
OraSure Technologies Inc.(a)	585	5,353
Orthofix Medical Inc.(a)	179	7,939
Patterson Companies Inc.	602	19,348
Penumbra Inc.(a)	423	129,434
PerkinElmer Inc.	707	91,648
Quanterix Corp.(a)	236	14,429
Quidel Corp.(a)	378	39,611
ResMed Inc.	1,484	278,947
Shockwave Medical Inc.(a)	226	36,942
Silk Road Medical Inc.(a)	269	16,447
STAAR Surgical Co.(a)	404	55,352
STERIS PLC	374	78,921
Stryker Corp.	3,674	964,903
Tandem Diabetes Care Inc.(a)	512	47,053
Teleflex Inc.	469	198,143
Thermo Fisher Scientific Inc.	2,731	1,284,198
Zimmer Biomet Holdings Inc.	1,789	316,939

		14,592,899

Health Care - Services — 23.9%
Acadia Healthcare Co. Inc.(a)	746	45,446
Addus HomeCare Corp.(a)	122	12,908
Amedisys Inc.(a)	377	101,733
Anthem Inc.	1,293	490,551
Centene Corp.(a)	5,413	334,199
Charles River Laboratories International Inc.(a)	135	44,881
Chemed Corp.	106	50,521
DaVita Inc.(a)	783	91,243
Encompass Health Corp.	1,227	104,123
Ensign Group Inc. (The)	325	27,901
HCA Healthcare Inc.	2,937	590,513
Humana Inc.	1,100	489,764
Invitae Corp.(a)(b)	1,559	54,409

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Services (continued)
IQVIA Holdings Inc.(a)	991	$232,578
Laboratory Corp. of America Holdings(a)	902	239,815
LHC Group Inc.(a)	316	65,813
Magellan Health Inc.(a)	108	10,174
MEDNAX Inc.(a)	1,007	26,504
Medpace Holdings Inc.(a)	107	18,156
ModivCare Inc.(a)	106	14,848
Molina Healthcare Inc.(a)	140	35,714
OPKO Health Inc.(a)(b)	3,019	12,378
Quest Diagnostics Inc.	1,278	168,543
Select Medical Holdings Corp.(a)	1,320	49,790
Syneos Health Inc.(a)	180	15,273
Teladoc Health Inc.(a)	856	147,532
Tenet Healthcare Corp.(a)	1,095	64,890
U.S. Physical Therapy Inc.	180	20,241
UnitedHealth Group Inc.	9,169	3,656,597
Universal Health Services Inc., Class B	749	111,159

		7,328,197

Household Products & Wares — 0.2%
Church & Dwight Co. Inc.	853	73,136

Pharmaceuticals — 17.0%
AbbVie Inc.	2,728	304,172
AmerisourceBergen Corp.	1,024	123,699
Bausch Health Companies Inc.(a)(b)	838	26,958
Becton Dickinson and Co.	3,003	747,176
Cardinal Health Inc.	2,370	143,006
Cigna Corp.	2,566	638,960
Covetrus Inc.(a)	514	14,726
CVS Health Corp.	10,519	803,652
DexCom Inc.(a)	941	363,320
Eli Lilly & Co.	183	33,447
Henry Schein Inc.(a)	1,076	78,010
Johnson & Johnson	8,147	1,325,761
McKesson Corp.	1,062	199,189
Option Care Health Inc.(a)	796	15,188
Owens & Minor Inc.	512	18,478
Perrigo Co. PLC	222	9,242
Pfizer Inc.	6,781	262,086
PRA Health Sciences Inc.(a)	210	35,047
Premier Inc., Class A	1,108	39,168
Zoetis Inc.	117	20,244

		5,201,529

Real Estate Investment Trusts — 1.1%
Healthpeak Properties Inc.	1,153	39,594
Medical Properties Trust Inc.	3,465	76,404

Security	Shares	Value

Real Estate Investment Trusts (continued)
National Health Investors Inc.	198	$14,535
Omega Healthcare Investors Inc.	778	29,564
Physicians Realty Trust	1,230	23,038
Sabra Health Care REIT Inc.	1,200	21,804
Ventas Inc.	1,226	67,994
Welltower Inc.	972	72,929

		345,862

Retail — 0.6%
National Vision Holdings Inc.(a)	286	14,417
Walgreens Boots Alliance Inc.	3,212	170,557

		184,974

Software — 0.8%
Allscripts Healthcare Solutions Inc.(a)	1,168	18,174
Cerner Corp.	2,264	169,913
Change Healthcare Inc.(a)	1,481	33,989
Evolent Health Inc., Class A(a)	776	16,808
Phreesia Inc.(a)	214	11,075
Tabula Rasa HealthCare Inc.(a)(b)	150	7,134

		257,093

Total Common Stocks — 97.2% (Cost: $23,572,961)		29,779,567

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	139,833	139,902
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	826,000	826,000

		965,902

Total Short-Term Investments — 3.2% (Cost: $965,907)		965,902

Total Investments in Securities — 100.4% (Cost: $24,538,868)		30,745,469

Other Assets, Less Liabilities — (0.4)%		(120,185)

Net Assets — 100.0%		$30,625,284

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$228,052	$—		$(88,069	)(a)	$(69)	$(12)	$139,902	139,833	$190	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,000	760,000	(a)	—		—	—	826,000	826,000	60		—

						$(69)	$(12)	$965,902		$250		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$29,779,567	$—	$—	$29,779,567
Money Market Funds	965,902	—	—	965,902

	$30,745,469	$—	$—	$30,745,469

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

3